PORTFOLIO OF INVESTMENTS – as of March 31, 2022 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 80.2% of Net Assets

Non-Convertible Bonds – 72.2%

	ABS Car Loan – 0.3%
$ 7,500,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class D, 3.040%, 9/22/2025, 144A	$7,118,168
5,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026, 144A	4,571,728

		11,689,896

	ABS Credit Card – 0.0%
975,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	963,910

	ABS Home Equity – 3.3%
9,146,003	510 Asset Backed Trust, Series 2021-NPL1, Class A1, 2.240%, 6/25/2061, 144A(a)	8,814,039
8,555,000	CAFL Issuer LLC, Series 2021-RTL1, Class A1, 2.239%, 3/28/2029, 144A(a)	8,094,300
5,350,000	CoreVest American Finance, Series 2021-1, Class D, 3.247%, 4/15/2053, 144A	4,825,528
1,510,000	CoreVest American Finance Trust, Series 2021-3, Class D, 3.469%, 10/15/2054, 144A	1,353,152
12,119,787	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(a)	11,723,591
2,510,000	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060, 144A	2,380,974
7,660,000	FirstKey Homes Trust, Series 2020-SFR1, Class F2, 4.284%, 8/17/2037, 144A	7,290,764
1,965,000	FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.238%, 8/17/2038, 144A	1,760,432
2,419,000	FRTKL, Series 2021-SFR1, Class F, 3.171%, 9/17/2038, 144A	2,147,690
7,314,377	Home Partners of America Trust, Series 2021-1, Class F, 3.325%, 9/17/2041, 144A	6,558,728
8,581,500	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026, 144A	8,029,332
4,290,750	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026, 144A	3,889,711
1,974,690	Invitation Homes Trust, Series 2018-SFR2, Class B, 1-month LIBOR + 1.080%, 1.477%, 6/17/2037, 144A(b)	1,958,425
240,181	Invitation Homes Trust, Series 2018-SFR3, Class B, 1-month LIBOR + 1.150%, 1.591%, 7/17/2037, 144A(b)	237,961
4,025,000	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A2, 3.500%, 4/25/2061, 144A(a)	3,746,818
11,507,000	Progress Residential Trust, Series 2021-SFR4, Class F, 3.407%, 5/17/2038, 144A	10,541,498
3,623,000	Progress Residential Trust, Series 2021-SFR5, Class F, 3.158%, 7/17/2038, 144A	3,256,888
5,465,000	Progress Residential Trust, Series 2021-SFR6, Class F, 3.422%, 7/17/2038, 144A	4,951,471
15,160,000	Progress Residential Trust, Series 2021-SFR7, Class F, 3.834%, 8/17/2040, 144A	13,608,098

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$ 9,069,849	PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026, 144A(a)	$8,665,156
2,513,000	PRPM LLC, Series 2021-4, Class A2, 3.474%, 4/25/2026, 144A(a)	2,352,637
7,761,511	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026, 144A(a)	7,356,025
6,170,685	PRPM LLC, Series 2021-9, Class A1, 2.363%, 10/25/2026, 144A(a)	6,012,833
8,130,000	Toorak Mortgage Corp., Series 2021-1, Class A1, 2.240%, 6/25/2024, 144A(a)	7,694,191
1,120,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057, 144A(a)	1,070,281
795,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059, 144A(a)	756,293
7,865,000	VCAT Asset Securitization LLC, Series 2021-NPL6, Class A2, 3.967%, 9/25/2051, 144A(a)	7,314,888
3,970,000	VCAT LLC, Series 2021-NPL5, Class A2, 3.844%, 8/25/2051, 144A(a)	3,746,588

		150,138,292

	ABS Other – 1.3%
5,405,782	Apollo Aviation Securitization Equity Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041, 144A(c)	4,462,927
3,233,723	Apollo Aviation Securitization Equity Trust, Series 2021-2A, Class B, 3.538%, 1/15/2047, 144A	2,974,089
1,625,106	Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, 2.741%, 8/15/2041, 144A	1,434,933
3,129,879	Castlelake Aircraft Structured Trust, Series 2017-1R, Class B, 3.924%, 8/15/2041, 144A	2,584,300
633,173	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035, 144A	597,348
92,400	HIN Timeshare Trust, Series 2020-A, Class C, 3.420%, 10/09/2039, 144A	90,059
2,806,019	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.432%, 10/15/2046, 144A	2,456,939
14,728,149	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046, 144A(c)	13,647,309
14,421,094	Navigator Aircraft ABS Ltd., Series 2021-1, Class B, 3.571%, 11/15/2046, 144A(a)	12,334,043
10,579,410	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A(c)	9,642,064
9,103,462	Willis Engine Structured Trust, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A(c)	8,138,422

		58,362,433

	ABS Whole Business – 0.0%
2,307,563	Hardee’s Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051, 144A	2,092,791

	Aerospace & Defense – 1.4%
1,995,000	Boeing Co. (The), 3.625%, 3/01/2048	1,692,968

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Aerospace & Defense – continued
$ 2,660,000	Boeing Co. (The), 3.750%, 2/01/2050	$2,379,609
4,190,000	Boeing Co. (The), 3.825%, 3/01/2059	3,441,273
415,000	Boeing Co. (The), 3.850%, 11/01/2048	363,861
6,000,000	Boeing Co. (The), 3.900%, 5/01/2049	5,413,912
4,124,000	Boeing Co. (The), 3.950%, 8/01/2059	3,572,643
2,795,000	Boeing Co. (The), 5.150%, 5/01/2030	2,980,750
9,537,000	Boeing Co. (The), 5.805%, 5/01/2050	11,012,727
3,145,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	3,196,138
9,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	10,888,103
8,815,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	10,984,548
6,485,000	TransDigm, Inc., 5.500%, 11/15/2027	6,436,362
370,000	TransDigm, Inc., 7.500%, 3/15/2027	381,100

		62,743,994

	Airlines – 1.7%
15,295,822	Air Canada Pass Through Trust, Series 2020-2A, 5.250%, 10/01/2030, 144A(c)	15,787,124
1,325,255	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	1,218,585
754,678	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	709,019
2,655,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	2,674,913
3,055,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	3,043,544
26,975,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	28,121,437
21,951,152	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029(c)	22,471,614
2,743,200	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	2,692,176

		76,718,412

	Automotive – 0.7%
5,610,000	Ford Motor Co., 3.250%, 2/12/2032	5,010,459
18,505,000	Ford Motor Co., 4.750%, 1/15/2043	16,807,351
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,289,430

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$ 1,345,000	Ford Motor Co., 7.500%, 8/01/2026	$1,498,371
1,500,000	Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	1,508,895
2,845,000	General Motors Co., 5.200%, 4/01/2045	2,879,642
2,120,000	General Motors Co., 6.250%, 10/02/2043	2,403,661
540,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(d)	538,650
865,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(d)	906,261

		32,842,720

	Banking – 1.9%
6,000,000	Ally Financial, Inc., 8.000%, 11/01/2031	7,525,971
8,200,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(d)	7,718,742
7,500,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(d)	6,825,000
11,885,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(d)	10,467,714
9,000,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	8,289,294
2,945,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	2,602,792
16,322,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	14,558,372
1,709,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,640,537
14,965,000	NatWest Group PLC, (fixed rate to 8/28/2030, variable rate thereafter), 3.032%, 11/28/2035	13,292,811
14,800,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	14,142,096

		87,063,329

	Brokerage – 0.1%
3,893,000	Jefferies Group LLC, 6.250%, 1/15/2036	4,552,187

	Building Materials – 1.4%
39,005,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	35,592,453
2,395,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	2,383,025
6,090,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(d)	5,975,812
3,255,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	3,116,663

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Building Materials – continued
$ 1,859,000	Masco Corp., 6.500%, 8/15/2032	$2,190,720
1,226,000	Masco Corp., 7.750%, 8/01/2029	1,485,943
10,800,000	Owens Corning, 7.000%, 12/01/2036	13,599,666

		64,344,282

	Cable Satellite – 5.0%
34,275,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	29,767,666
16,130,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032, 144A	15,020,901
43,315,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051	35,695,828
9,570,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.850%, 4/01/2061	7,693,897
31,570,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.950%, 6/30/2062	25,529,466
47,615,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	39,819,948
6,030,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	5,052,296
16,340,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	15,858,951
1,360,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	1,210,400
3,705,000	DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	3,644,794
6,470,000	DISH DBS Corp., 5.125%, 6/01/2029	5,509,787
22,190,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	21,135,975
6,568,000	DISH DBS Corp., 5.875%, 11/15/2024	6,551,580
15,865,000	DISH DBS Corp., 7.750%, 7/01/2026	15,761,878

		228,253,367

	Chemicals – 0.7%
13,380,000	Ashland LLC, 3.375%, 9/01/2031, 144A	11,807,850
1,320,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	1,277,483
6,735,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	6,681,120
905,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	842,600
6,275,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	5,993,503

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Chemicals – continued
$ 2,295,000	SPCM S.A., 3.125%, 3/15/2027, 144A	$2,111,400
2,125,000	SPCM S.A., 3.375%, 3/15/2030, 144A	1,865,538

		30,579,494

	Construction Machinery – 0.1%
6,395,000	United Rentals North America, Inc., 3.750%, 1/15/2032	5,963,337

	Consumer Cyclical Services – 2.0%
10,550,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	9,700,408
5,500,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	6,226,000
9,620,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	8,838,375
8,505,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	7,973,438
18,350,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	18,972,799
34,335,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	36,610,037

		88,321,057

	Consumer Products – 0.4%
11,880,000	Avon Products, Inc., 8.450%, 3/15/2043	13,751,100
6,110,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	5,882,402

		19,633,502

	Diversified Manufacturing – 0.6%
25,290,000	GE Capital Funding LLC, 4.550%, 5/15/2032	27,158,317

	Electric – 0.9%
21,045,548	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	22,937,111
3,570,000	Enel Generacion Chile S.A., 7.875%, 2/01/2027	4,094,826
9,050,000	NRG Energy, Inc., 3.625%, 2/15/2031, 144A	7,960,289
3,825,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	3,366,000

		38,358,226

	Finance Companies – 4.6%
10,600,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(d)	9,513,500
3,585,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(d)	3,280,275

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – continued
$ 20,000,000	Antares Holdings LP, 8.500%, 5/18/2025, 144A	$21,994,616
13,070,000	Ares Capital Corp., 3.200%, 11/15/2031	11,076,251
6,045,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	5,581,542
8,325,000	FS KKR Capital Corp., 3.125%, 10/12/2028	7,421,518
7,225,000	FS KKR Capital Corp., 3.400%, 1/15/2026	6,995,108
14,950,000	Hercules Capital, Inc., 3.375%, 1/20/2027	14,034,836
135,000	Navient Corp., 5.000%, 3/15/2027	128,587
3,030,000	Navient Corp., 5.875%, 10/25/2024	3,091,024
950,000	Navient Corp., 6.750%, 6/15/2026	969,000
5,355,000	Navient Corp., MTN, 5.625%, 8/01/2033	4,508,910
4,774,000	Navient Corp., MTN, 6.125%, 3/25/2024	4,857,545
1,796,000	OneMain Finance Corp., 3.500%, 1/15/2027	1,661,300
8,855,000	OneMain Finance Corp., 4.000%, 9/15/2030	7,814,537
4,075,000	OneMain Finance Corp., 7.125%, 3/15/2026	4,355,727
8,425,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	7,348,107
14,750,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	14,374,330
7,155,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	7,062,088
20,850,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	19,143,323
12,520,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	11,441,402
37,150,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	33,620,750
9,030,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	7,909,377

		208,183,653

	Financial Other – 1.5%
1,650,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025	530,326
1,120,000	Agile Group Holdings Ltd., 5.500%, 5/17/2026	350,627
1,225,000	Agile Group Holdings Ltd., 5.750%, 1/02/2025	421,620

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Financial Other – continued
$ 6,150,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(e)(f)	$1,954,101
2,060,000	Central China Real Estate Ltd., 7.250%, 4/24/2023	1,135,534
2,370,000	CFLD Cayman Investment Ltd., 6.900%, 1/13/2023(e)(f)(g)	345,262
4,045,000	CFLD Cayman Investment Ltd., 6.920%, 6/16/2022(g)	581,388
2,835,000	CFLD Cayman Investment Ltd., 8.050%, 1/13/2025(e)(f)(g)	396,645
2,520,000	CFLD Cayman Investment Ltd., 8.600%, 4/08/2024(g)	364,115
2,955,000	CFLD Cayman Investment Ltd., 8.750%, 9/28/2022(e)(f)(g)	472,800
1,035,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(g)	178,310
2,400,000	China Aoyuan Group Ltd., 6.350%, 2/08/2024(g)	415,848
1,240,000	China Aoyuan Group Ltd., 7.950%, 2/19/2023(g)	210,738
1,800,000	China Evergrande Group, 8.250%, 3/23/2022(g)	226,998
4,045,000	China Evergrande Group, 8.750%, 6/28/2025(g)	502,308
1,405,000	China Evergrande Group, 9.500%, 4/11/2022(e)(f)(g)	172,745
335,000	China Evergrande Group, 9.500%, 3/29/2024(e)(f)(g)	41,302
4,060,000	CIFI Holdings Group Co. Ltd., 4.450%, 8/17/2026	3,286,651
24,490,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	22,469,575
3,580,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	3,513,501
6,925,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(e)(f)(g)	1,307,094
1,415,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(g)	264,548
1,600,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(e)(f)(g)	302,928
8,085,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(e)(f)(g)	1,523,861
7,075,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(e)(f)(g)	1,344,038
4,795,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(e)(f)(g)	899,878
1,380,000	KWG Group Holdings Ltd., 6.000%, 8/14/2026(e)(f)	531,893
3,760,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(e)(f)	1,456,398
11,820,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	11,362,566

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Financial Other – continued
$ 2,880,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)(f)	$715,162
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(e)(f)	104,340
1,830,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)(f)	493,807
280,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(e)(f)	77,840
1,970,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)(f)	571,103
425,000	Sunac China Holdings Ltd., 5.950%, 4/26/2024(e)(f)	108,371
3,610,000	Sunac China Holdings Ltd., 6.500%, 1/10/2025(e)(f)	907,482
8,570,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(e)(f)	2,037,003
290,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(e)(f)	73,553
4,000,000	Sunac China Holdings Ltd., 7.000%, 7/09/2025(e)(f)	951,320
720,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)(f)	266,083
4,030,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)(f)	1,528,055
23,285,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)(f)(g)	3,030,543
1,245,000	Yuzhou Group Holdings Co. Ltd., 7.375%, 1/13/2026(e)(f)(g)	162,448
3,155,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(e)(f)(g)	411,727

		68,002,435

	Food & Beverage – 2.1%
6,525,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.250%, 4/27/2029, 144A	6,492,375
45,450,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	45,068,220
27,125,000	MARB BondCo PLC, 3.950%, 1/29/2031, 144A	24,073,438
11,860,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	10,368,724
10,455,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	9,263,025

		95,265,782

	Gaming – 0.7%
12,960,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	11,298,239
3,845,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	3,488,568
3,265,000	Penn National Gaming, Inc., 4.125%, 7/01/2029, 144A	2,922,828

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Gaming – continued
$ 12,590,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	$13,049,472
740,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	775,150

		31,534,257

	Government Owned - No Guarantee – 0.7%
495,000	Antares Holdings LP, 2.750%, 1/15/2027, 144A	435,050
585,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	539,686
5,740,000	EcoPetrol S.A., 4.625%, 11/02/2031	5,194,700
6,535,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	7,645,253
6,586,000	Petroleos Mexicanos, 6.625%, 6/15/2035	5,902,768
12,239,000	Petroleos Mexicanos, 6.950%, 1/28/2060	9,933,295

		29,650,752

	Health Insurance – 0.7%
21,450,000	Centene Corp., 2.500%, 3/01/2031	18,930,268
6,390,000	Centene Corp., 2.625%, 8/01/2031	5,687,100
4,510,000	Centene Corp., 3.000%, 10/15/2030	4,142,300
4,280,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	4,070,066

		32,829,734

	Healthcare – 0.3%
9,645,000	Avantor Funding, Inc., 3.875%, 11/01/2029, 144A	9,066,300
1,980,000	Charles River Laboratories International, Inc., 3.750%, 3/15/2029, 144A	1,867,487
2,110,000	Charles River Laboratories International, Inc., 4.000%, 3/15/2031, 144A	1,980,762

		12,914,549

	Home Construction – 0.8%
4,720,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(e)(f)	2,049,660
1,260,000	Central China Real Estate Ltd., 7.250%, 8/13/2024	543,791
3,260,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(e)(f)	1,402,419
4,415,000	Central China Real Estate Ltd., 7.650%, 8/27/2023	2,120,127
1,305,000	Central China Real Estate Ltd., 7.750%, 5/24/2024	578,950

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Home Construction – continued
$ 3,345,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(e)(f)	$679,838
1,320,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(e)(f)	263,736
23,546,000	PulteGroup, Inc., 6.000%, 2/15/2035	26,503,258
9,395,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(e)(f)(g)	1,207,164
5,345,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(e)(f)(g)	695,491
4,535,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(e)(f)	513,362
365,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(e)(f)	39,854
715,000	Zhenro Properties Group Ltd., 7.350%, 2/05/2025(e)(f)	81,310

		36,678,960

	Independent Energy – 2.7%
12,155,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	12,109,189
10,455,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	11,435,679
6,210,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	5,970,915
8,120,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	7,732,270
810,000	EQT Corp., 3.125%, 5/15/2026, 144A	786,729
7,740,000	EQT Corp., 3.625%, 5/15/2031, 144A	7,391,700
2,180,000	EQT Corp., 3.900%, 10/01/2027	2,173,689
1,535,000	EQT Corp., 5.000%, 1/15/2029	1,584,642
550,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	559,432
10,835,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	11,136,105
17,908,000	Mesquite Energy, Inc., 6.125%, 1/15/2023(e)(g)(h)(i)	1,020,756
9,520,000	Mesquite Energy, Inc., 7.750%, 6/15/2021(e)(g)(h)(i)	542,640
540,000	Occidental Petroleum Corp., 4.500%, 7/15/2044	516,364
32,720,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	37,546,200
10,085,000	Ovintiv, Inc., 6.500%, 8/15/2034	11,970,171
540,000	Ovintiv, Inc., 6.500%, 2/01/2038	639,638

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$ 2,715,000	Ovintiv, Inc., 6.625%, 8/15/2037	$3,212,019
360,000	Ovintiv, Inc., 7.200%, 11/01/2031	435,689
1,200,000	Ovintiv, Inc., 7.375%, 11/01/2031	1,471,115
1,495,000	Ovintiv, Inc., 8.125%, 9/15/2030	1,871,882
1,295,000	Southwestern Energy Co., 4.750%, 2/01/2032	1,293,381
151,000	Southwestern Energy Co., 5.950%, 1/23/2025	157,857

		121,558,062

	Industrial Other – 0.1%
800,000	CFLD Cayman Investment Ltd., 7.125%, 4/08/2022(e)(f)(g)	113,640
3,985,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	3,611,406

		3,725,046

	Leisure – 0.9%
11,785,000	Carnival Corp., 5.750%, 3/01/2027, 144A	11,238,942
6,065,000	Carnival Corp., 6.000%, 5/01/2029, 144A	5,715,292
6,575,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	6,247,302
5,085,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	5,021,590
2,415,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	2,239,538
230,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	213,944
12,300,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	11,725,713

		42,402,321

	Life Insurance – 1.0%
3,965,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	3,778,558
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(e)(f)	29,912,200
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(e)(f)	11,102,724

		44,793,482

	Lodging – 0.9%
7,620,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	6,915,150

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Lodging – continued
$ 1,745,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	$1,621,192
5,385,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	5,138,879
4,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	3,916,088
13,945,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	12,931,477
7,670,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	7,133,100
970,000	Travel & Leisure Co., 6.000%, 4/01/2027	999,100
1,120,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	1,167,600

		39,822,586

	Media Entertainment – 1.3%
5,500,000	AMC Networks, Inc., 4.250%, 2/15/2029	5,132,572
3,925,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	3,748,375
1,925,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	1,903,344
3,070,000	Magallanes, Inc., 4.054%, 3/15/2029, 144A	3,084,982
4,720,000	Magallanes, Inc., 4.279%, 3/15/2032, 144A	4,746,574
1,325,000	Netflix, Inc., 4.875%, 4/15/2028	1,389,600
14,565,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	15,536,485
1,805,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	1,953,913
8,735,000	Netflix, Inc., 5.875%, 11/15/2028	9,628,590
11,900,000	Netflix, Inc., 6.375%, 5/15/2029	13,456,282

		60,580,717

	Metals & Mining – 2.4%
22,016,000	ArcelorMittal S.A., 6.750%, 3/01/2041	26,037,211
2,630,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	2,703,246
35,930,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	37,636,675
1,810,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,837,150
9,590,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	9,071,181

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Metals & Mining – continued
$ 22,815,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	$25,325,791
6,230,000	JSW Steel Ltd., 5.050%, 4/05/2032, 144A	5,803,810
1,900,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	1,819,250

		110,234,314

	Midstream – 0.6%
11,365,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	10,228,500
1,430,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	1,470,741
2,530,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	2,387,308
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	633,789
3,515,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	3,373,732
1,750,000	Western Midstream Operating LP, 4.550%, 2/01/2030	1,741,250
4,055,000	Western Midstream Operating LP, 5.300%, 3/01/2048	4,014,450
745,000	Western Midstream Operating LP, 5.450%, 4/01/2044	755,251
560,000	Western Midstream Operating LP, 5.500%, 8/15/2048	553,000
2,310,000	Western Midstream Operating LP, 5.750%, 2/01/2050	2,252,250

		27,410,271

	Non-Agency Commercial Mortgage-Backed Securities – 1.8%
335,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036, 144A	318,917
7,375,000	BPR Trust, Series 2021-NRD, Class F, 1-month Term SOFR + 6.870%, 7.174%, 12/15/2023, 144A(b)	7,225,181
10,565,000	Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class C, 4.885%, 9/10/2045, 144A(a)	10,540,121
125,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	123,244
603,757	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(a)	602,965
2,925,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	2,720,059
1,690,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	1,489,263
7,680,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class C, 3.550%, 3/05/2033, 144A(a)	6,730,466
2,535,000	GS Mortgage Securities Trust, Series 2013-G1, Class B, 3.601%, 4/10/2031, 144A(a)	2,439,203
5,785,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.688%, 6/10/2047, 144A(a)	5,238,361

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 1,265,828	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class D, 5.735%, 8/15/2046, 144A(a)	$1,256,841
3,980,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class E, 4.000%, 8/15/2046, 144A(a)	3,562,100
10,664,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class D, 4.675%, 10/15/2045, 144A(a)(c)	10,506,236
290,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 4.364%, 12/15/2047, 144A(a)	285,590
3,110,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C, 3.958%, 4/15/2046(a)	3,002,013
4,010,000	MedTrust, Series 2021-MDLN, Class C, 1-month LIBOR + 1.800%, 2.197%, 11/15/2038, 144A(b)	3,930,637
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.352%, 8/15/2046(a)	813,358
4,901,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class D, 5.467%, 3/15/2045, 144A(a)	4,636,376
5,285,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.305%, 7/15/2046(a)	5,073,597
4,340,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class B, 4.322%, 8/15/2050	3,877,337
1,315,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	1,304,723
4,000,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.506%, 8/15/2046(a)	3,870,206
2,612,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.506%, 8/15/2046(a)	2,407,092
940,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	915,688

		82,869,574

	Paper – 0.9%
15,225,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	19,531,507
4,865,000	WestRock MWV LLC, 7.950%, 2/15/2031	6,235,446
8,750,000	WestRock MWV LLC, 8.200%, 1/15/2030	11,232,536
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,293,131

		40,292,620

	Pharmaceuticals – 1.6%
1,945,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	1,862,338
14,285,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	11,764,697
425,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	331,077
3,045,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	2,391,969

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Pharmaceuticals – continued
$ 9,810,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	$7,635,712
465,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	381,300
765,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	684,889
2,655,000	Grifols Escrow Issuer S.A., 4.750%, 10/15/2028, 144A	2,499,019
1,995,000	Jazz Securities DAC, 4.375%, 1/15/2029, 144A	1,932,656
7,750,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	7,827,500
21,480,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	16,861,800
12,060,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	11,576,997
8,725,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	8,386,645

		74,136,599

	Property & Casualty Insurance – 0.3%
12,510,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 11.501%, 1/15/2033, 144A(b)(e)(h)(i)(j)	1,501,200
10,900,000	Stewart Information Services Corp., 3.600%, 11/15/2031	9,920,258

		11,421,458

	REITs - Diversified – 0.1%
2,735,000	EPR Properties, 3.600%, 11/15/2031	2,479,555

	Restaurants – 0.4%
19,175,000	Yum! Brands, Inc., 4.625%, 1/31/2032	18,547,786

	Retailers – 0.7%
3,665,000	Carvana Co., 5.500%, 4/15/2027, 144A	3,271,012
3,250,000	Carvana Co., 5.625%, 10/01/2025, 144A	3,064,295
6,245,000	Carvana Co., 5.875%, 10/01/2028, 144A	5,561,048
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,660,492
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,606,875
3,975,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	3,776,488
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	6,781,717
2,555,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A	2,331,438

		30,053,365

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Sovereigns – 0.6%
$ 20,810,000		Mexico Government International Bond, 3.771%, 5/24/2061	$16,859,430
11,630,000		Mexico Government International Bond, 4.280%, 8/14/2041	10,841,137

			27,700,567

		Supermarkets – 0.1%
2,290,000		Safeway, Inc., 7.250%, 2/01/2031	2,508,695

		Technology – 1.9%
5,770,000		Block, Inc., 3.500%, 6/01/2031, 144A	5,279,550
18,245,000		CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	16,903,080
15,295,000		CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	13,284,855
14,915,000		CommScope, Inc., 4.750%, 9/01/2029, 144A	13,736,864
1,215,000		Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	1,151,212
13,195,000		Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	12,559,925
5,050,000		MSCI, Inc., 3.250%, 8/15/2033, 144A	4,539,003
12,565,000		Oracle Corp., 3.950%, 3/25/2051	10,984,514
5,200,000		Sensata Technologies BV, 4.000%, 4/15/2029, 144A	4,951,596
750,000		Western Digital Corp., 3.100%, 2/01/2032	671,528

			84,062,127

		Transportation Services – 0.4%
4,150,000		Adani Ports & Special Economic Zone Ltd., 3.100%, 2/02/2031, 144A	3,572,776
14,685,000		Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	14,305,627
1,240,000		GMR Hyderabad International Airport Ltd., 4.250%, 10/27/2027, 144A	1,125,300
255,000		GMR Hyderabad International Airport Ltd., 4.750%, 2/02/2026, 144A	245,139

			19,248,842

		Treasuries – 17.0%
142,342	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	28,922,384

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – continued
2,967,869	(†††)	Mexican Fixed Rate Bonds, 6.750%, 3/09/2023, (MXN)	$14,712,364
4,740,050	(†††)	Mexican Fixed Rate Bonds, Series M 30, 8.500%, 11/18/2038, (MXN)	24,188,554
21,390,000		U.S. Treasury Note, 0.125%, 11/30/2022(c)	21,220,384
109,525,000		U.S. Treasury Note, 0.125%, 12/31/2022(c)(k)	108,463,977
90,085,000		U.S. Treasury Note, 0.125%, 1/31/2023(c)	89,018,759
172,590,000		U.S. Treasury Note, 0.125%, 2/28/2023(c)	170,270,822
53,450,000		U.S. Treasury Note, 0.125%, 4/30/2023(c)	52,506,273
12,675,000		U.S. Treasury Note, 0.250%, 9/30/2023	12,322,972
137,335,000		U.S. Treasury Note, 0.500%, 11/30/2023(c)	133,488,547
71,835,000		U.S. Treasury Note, 0.875%, 1/31/2024	70,005,452
45,765,000		U.S. Treasury Note, 1.500%, 2/29/2024	45,098,190

			770,218,678

		Wireless – 2.8%
5,655,000		Bharti Airtel Ltd., 3.250%, 6/03/2031, 144A	5,226,432
10,875,000		CT Trust, 5.125%, 2/03/2032, 144A	10,869,019
1,200,000		HTA Group Ltd., 7.000%, 12/18/2025, 144A	1,186,560
20,720,000		HTA Group Ltd., 7.000%, 12/18/2025	20,487,936
6,140,000		IHS Holding Ltd., 5.625%, 11/29/2026, 144A	5,811,510
6,140,000		IHS Holding Ltd., 6.250%, 11/29/2028, 144A	5,759,320
7,228,000		IHS Netherlands Holdco BV, 8.000%, 9/18/2027, 144A	7,264,429
2,580,000		Kenbourne Invest S.A., 4.700%, 1/22/2028, 144A	2,272,490
5,345,000		Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	5,247,293
490,000		Liquid Telecommunications Financing PLC, 5.500%, 9/04/2026, 144A	471,958
1,903,500		Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	1,895,848
4,225,500		Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	4,483,784
17,545,000		SBA Communications Corp., 3.125%, 2/01/2029	15,959,283

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – continued
$ 8,849,000	SoftBank Group Corp., 4.625%, 7/06/2028	$7,902,157
4,091,000	SoftBank Group Corp., 5.250%, 7/06/2031	3,678,954
27,610,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	26,260,699

		124,777,672

	Wirelines – 0.5%
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	347,295
6,071,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	5,707,165
16,440,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	15,712,201

		21,766,661

	Total Non-Convertible Bonds (Identified Cost $3,484,056,172)	3,265,450,666

Convertible Bonds – 6.5%

	Airlines – 0.5%
16,920,000	Southwest Airlines Co., 1.250%, 5/01/2025	22,960,440

	Cable Satellite – 3.1%
13,550,000	DISH Network Corp., 2.375%, 3/15/2024	12,669,250
143,750,000	DISH Network Corp., 3.375%, 8/15/2026	129,303,125

		141,972,375

	Consumer Cyclical Services – 0.3%
1,880,000	Peloton Interactive, Inc., Zero Coupon, 0.519%-1.006%, 2/15/2026(l)	1,570,702
13,205,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(l)	11,836,566
1,200,000	Zillow Group, Inc., 1.375%, 9/01/2026	1,587,750

		14,995,018

	Gaming – 0.1%
2,195,000	Penn National Gaming, Inc., 2.750%, 5/15/2026	4,414,145

	Healthcare – 0.6%
32,010,000	Teladoc Health, Inc., 1.250%, 6/01/2027	27,000,435

	Leisure – 0.2%
11,050,000	NCL Corp. Ltd., 1.125%, 2/15/2027, 144A	10,121,027

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Media Entertainment – 0.2%
$ 5,925,000	Bilibili, Inc., 0.500%, 12/01/2026, 144A	$4,340,063
5,325,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026(m)	4,470,337

		8,810,400

	Pharmaceuticals – 1.1%
8,280,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	8,275,860
27,195,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	27,229,959
5,015,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026, 144A(m)	4,664,448
9,520,000	Livongo Health, Inc., 0.875%, 6/01/2025	9,643,760

		49,814,027

	Technology – 0.4%
5,380,000	Nutanix, Inc., 0.250%, 10/01/2027, 144A	4,482,212
12,855,000	Splunk, Inc., 1.125%, 6/15/2027	12,276,525

		16,758,737

	Total Convertible Bonds (Identified Cost $334,146,215)	296,846,604

Municipals – 1.5%

	Virginia – 1.5%
66,375,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $66,369,276)	67,315,826

	Total Bonds and Notes (Identified Cost $3,884,571,663)	3,629,613,096

Senior Loans – 0.5%

	Chemicals – 0.1%
7,037,600	Aruba Investments, Inc., 2020 2nd Lien Term Loan, 6-month LIBOR + 7.750%, 8.500%, 11/24/2028(b)(n)	6,949,630

	Independent Energy – 0.3%
12,660,000	Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 10.000%, 11/01/2025(b)(o)	13,514,550

	Pharmaceuticals – 0.1%
3,002,635	Jazz Financing Lux S.a.r.l., USD Term Loan, 1-month LIBOR + 3.500%, 4.000%, 5/05/2028(b)(p)	2,988,763

	Total Senior Loans (Identified Cost $22,598,265)	23,452,943

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations – 3.0%
$ 4,475,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3-month LIBOR + 1.600%, 1.854%, 7/20/2034, 144A(b)(c)	$4,407,915
4,955,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3-month LIBOR + 2.850%, 3.104%, 7/20/2034, 144A(b)	4,796,797
1,245,000	AGL CLO 7 Ltd., Series 2020-7A, Class DR, 3-month LIBOR + 3.100%, 3.341%, 7/15/2034, 144A(b)	1,219,353
4,390,000	AIG CLO LLC, Series 2021-1A, Class D, 3-month LIBOR + 2.950%, 3.209%, 4/22/2034, 144A(b)	4,195,940
3,780,000	AIG CLO LLC, Series 2021-2A, Class D, 3-month LIBOR + 3.050%, 3.304%, 7/20/2034, 144A(b)	3,643,599
2,675,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3-month LIBOR + 3.000%, 3.241%, 10/15/2034, 144A(b)	2,618,865
6,730,000	Assurant CLO Ltd., Series 2018-3A, Class DR, 3-month LIBOR + 3.100%, 3.354%, 10/20/2031, 144A(b)	6,606,545
3,025,000	Bain Capital Credit CLO Ltd, Series 2017-2A, Class DR2, 3-month LIBOR + 3.100%, 3.358%, 7/25/2034, 144A(b)	2,988,283
890,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2R, 3-month LIBOR + 1.400%, 1.880%, 11/20/2030, 144A(b)	877,424
1,505,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class DR, 3-month LIBOR + 3.000%, 3.241%, 1/17/2032, 144A(b)	1,474,169
3,530,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3-month LIBOR + 2.950%, 3.204%, 7/20/2032, 144A(b)	3,445,107
3,095,000	CIFC Funding Ltd., Series 2021-5A, Class D, 3-month LIBOR + 3.250%, 3.491%, 7/15/2034, 144A(b)	3,079,345
4,775,000	Crown City CLO I, Series 2020-1A, Class CR, 3-month LIBOR + 3.420%, 3.674%, 7/20/2034, 144A(b)(e)(f)	4,569,250
5,230,000	Elmwood CLO V Ltd., Series 2020-2A, Class DR, 3-month LIBOR + 3.100%, 3.354%, 10/20/2034, 144A(b)	5,148,653
2,890,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3-month LIBOR + 2.850%, 3.104%, 1/20/2034, 144A(b)	2,796,199
980,000	LCM 30 Ltd., Series 30A, Class CR, 3-month LIBOR + 2.000%, 2.254%, 4/20/2031, 144A(b)	958,604
2,965,000	LCM 30 Ltd., Series 30A, Class DR, 3-month LIBOR + 3.000%, 3.254%, 4/20/2031, 144A(b)	2,890,282
10,665,000	Madison Park Funding XXIII Ltd., Series 2017-23A, Class DR, 3-month LIBOR + 3.200%, 3.468%, 7/27/2031, 144A(b)	10,575,339
990,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3-month LIBOR + 3.000%, 3.259%, 1/23/2031, 144A(b)	974,006
6,010,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3-month LIBOR + 1.650%, 1.891%, 7/15/2034, 144A(b)(c)	5,989,758
8,055,000	OCP CLO Ltd., Series 2019-17A, Class DR, 3-month LIBOR + 3.100%, 3.354%, 7/20/2032, 144A(b)	7,900,747
7,155,000	Octagon Investment Partners 42 Ltd., Series 2019-3A, Class DR, 3-month LIBOR + 3.150%, 3.391%, 7/15/2034, 144A(b)	6,991,565
3,125,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3-month LIBOR + 3.300%, 3.541%, 7/15/2036, 144A(b)	3,058,109
8,250,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3-month LIBOR + 1.650%, 1.904%, 7/02/2035, 144A(b)(c)	8,175,238
6,450,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class DR, 3-month LIBOR + 2.900%, 3.154%, 7/02/2035, 144A(b)	6,276,553
9,695,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3-month LIBOR + 1.500%, 1.748%, 10/17/2031, 144A(b)(c)	9,597,856
970,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3-month LIBOR + 1.700%, 2.180%, 5/21/2034, 144A(b)	957,838
7,615,000	Palmer Square CLO Ltd., Series 2015-1A, Class CR4, 3-month LIBOR + 2.850%, 3.330%, 5/21/2034, 144A(b)	7,404,240

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations – continued
$ 12,510,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3-month LIBOR + 6.050%, 6.186%, 10/15/2034, 144A(b)	$12,102,024
400,000	THL Credit Wind River CLO Ltd., Series 2018-3A, Class D, 3-month LIBOR + 2.950%, 3.204%, 1/20/2031, 144A(b)	387,192
1,540,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3-month LIBOR + 3.750%, 4.004%, 10/20/2034, 144A(b)	1,501,805

	Total Collateralized Loan Obligations (Identified Cost $140,547,562)	137,608,600

Shares	Description	Value (†)
Common Stocks – 11.0%

	Aerospace & Defense – 0.4%
7,791	L3Harris Technologies, Inc.	1,935,830
33,302	Lockheed Martin Corp.	14,699,503

		16,635,333

	Air Freight & Logistics – 0.3%
60,918	United Parcel Service, Inc., Class B	13,064,474

	Beverages – 0.3%
207,473	Coca-Cola Co. (The)	12,863,326

	Biotechnology – 0.4%
108,922	AbbVie, Inc.	17,657,345

	Capital Markets – 0.6%
20,976	BlackRock, Inc.	16,029,230
123,343	Morgan Stanley	10,780,178

		26,809,408

	Communications Equipment – 0.3%
229,779	Cisco Systems, Inc.	12,812,477

	Electric Utilities – 0.6%
125,401	Duke Energy Corp.	14,002,276
175,062	NextEra Energy, Inc.	14,829,502

		28,831,778

	Electronic Equipment, Instruments & Components – 0.3%
327,068	Corning, Inc.	12,072,080

	Food & Staples Retailing – 0.4%
109,690	Walmart, Inc.	16,335,035

	Health Care Equipment & Supplies – 0.2%
76,705	Abbott Laboratories	9,078,804

	Health Care Providers & Services – 0.3%
17,716	Anthem, Inc.	8,702,453
12,745	UnitedHealth Group, Inc.	6,499,568

		15,202,021

Shares	Description	Value (†)
Common Stocks – continued

	Hotels, Restaurants & Leisure – 0.2%
105,405	Starbucks Corp.	$9,588,693

	Household Products – 0.4%
113,936	Procter & Gamble Co. (The)	17,409,421

	IT Services – 0.4%
35,402	Accenture PLC, Class A	11,938,616
27,313	Automatic Data Processing, Inc.	6,214,800

		18,153,416

	Life Sciences Tools & Services – 0.1%
7,345	Thermo Fisher Scientific, Inc.	4,338,324

	Machinery – 0.5%
48,986	Cummins, Inc.	10,047,518
24,960	Deere & Co.	10,369,882

		20,417,400

	Media – 0.8%
1,102,155	Altice USA, Inc., Class A(j)	13,754,894
316,218	Comcast Corp., Class A	14,805,327
461,939	iHeartMedia, Inc., Class A(j)	8,744,505

		37,304,726

	Metals & Mining – 0.3%
191,799	Newmont Corp.	15,238,431

	Oil, Gas & Consumable Fuels – 0.4%
9,229	Battalion Oil Corp.(j)	171,475
40,109	Pioneer Natural Resources Co.	10,028,453
281,043	Williams Cos., Inc. (The)	9,389,647

		19,589,575

	Pharmaceuticals – 1.0%
144,573	Bristol-Myers Squibb Co.	10,558,166
97,043	Johnson & Johnson	17,198,931
215,625	Merck & Co., Inc.	17,692,031

		45,449,128

	Professional Services – 0.0%
5,336	Clarivate PLC(j)	89,431

	REITs – Diversified – 0.3%
55,280	American Tower Corp.	13,887,442

	Road & Rail – 0.3%
53,547	Union Pacific Corp.	14,629,576

	Semiconductors & Semiconductor Equipment – 0.5%
13,594	Broadcom, Inc.	8,559,870
115,417	Microchip Technology, Inc.	8,672,433
23,367	Texas Instruments, Inc.	4,287,377

		21,519,680

Shares	Description	Value (†)
Common Stocks – continued

	Software – 0.3%
23,768	iQor Holdings, Inc.(e)(f)(j)	$166,376
42,004	Microsoft Corp.	12,950,253

		13,116,629

	Specialty Retail – 0.2%
28,553	Home Depot, Inc. (The)	8,546,769

	Technology Hardware, Storage & Peripherals – 0.3%
78,642	Apple, Inc.	13,731,680

	Wireless Telecommunication Services – 0.9%
329,973	T-Mobile US, Inc.(j)	42,352,035

	Total Common Stocks (Identified Cost $452,580,835)	496,724,437

Preferred Stocks – 1.8%

Convertible Preferred Stocks – 1.5%

	Banking – 0.6%
11,789	Bank of America Corp., Series L, 7.250%	15,473,062
7,500	Wells Fargo & Co., Class A, Series L, 7.500%	9,937,500

		25,410,562

	Midstream – 0.3%
238,087	El Paso Energy Capital Trust I, 4.750%	11,856,733

	Technology – 0.2%
121,037	Clarivate PLC, Series A, 5.250%	8,214,781

	Wireless – 0.4%
17,902	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(e)(f)	19,960,730

	Total Convertible Preferred Stocks (Identified Cost $68,517,393)	65,442,806

Non-Convertible Preferred Stocks – 0.3%

	Finance Companies – 0.0%
10,425	iStar, Inc., Series G, 7.650%	263,753

	Home Construction – 0.1%
208,246	Hovnanian Enterprises, Inc., 7.625%	4,269,043

	REITs – Office Property – 0.0%
1,596	Highwoods Properties, Inc., Series A, 8.625%	1,995,000

Shares	Description	Value (†)
Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued

	REITs – Warehouse/Industrials – 0.2%
116,192	Prologis, Inc., Series Q, 8.540%	$7,552,480

	Total Non-Convertible Preferred Stocks (Identified Cost $8,540,568)	14,080,276

	Total Preferred Stocks (Identified Cost $77,057,961)	79,523,082

Closed-End Investment Companies – 0.1%
170,849	NexPoint Diversified Real Estate Trust (Identified Cost $10,238,824)	2,702,831

Principal Amount (‡)
Short-Term Investments – 1.4%
$ 63,237,627	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $63,237,627 on 4/01/2022 collateralized by $54,660,200 U.S. Treasury Bond, 3.375% due 11/15/2048 valued at $64,502,456 including accrued interest(q) (Identified Cost $63,237,627)	63,237,627

	Total Investments – 98.0% (Identified Cost $4,650,832,737)	4,432,862,616
	Other assets less liabilities – 2.0%	91,735,042

	Net Assets – 100.0%	$4,524,597,658

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of March 31, 2022, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$94,945,536	2.1%	$3,064,596	0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2022 is disclosed.

(b)	Variable rate security. Rate as of March 31, 2022 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Perpetual bond with no specified maturity date.
(e)	Illiquid security.

(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2022, the value of these securities amounted to $94,945,536 or 2.1% of net assets.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Level 3 security. Value has been determined using significant unobservable inputs.
(i)	Fair valued by the Fund’s adviser. At March 31, 2022, the value of these securities amounted to $3,064,596 or 0.1% of net assets.
(j)	Non-income producing security.
(k)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(m)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(n)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.75%, to which the spread is added.
(o)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 1.00%, to which the spread is added.
(p)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.50%, to which the spread is added.
(q)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2022, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of Rule 144A holdings amounted to $1,568,341,934 or 34.7% of net assets.
ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
MXN	Mexican Peso

Swap Agreements

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At March 31, 2022, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA HY* Series 37 500, 5-Year	5.00%	12/20/2026	3.46%	95,055,000	7,496,477	$6,047,558	$(1,448,919)
CDX.NA HY* Series 37 500, 5-Year	5.00%	12/20/2026	3.46%	47,000,000	3,302,438	2,990,218	(312,220)

Total						$9,037,776	$(1,761,139)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^

Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

*	CDX.NA.HY is an index composed of North American high yield credit default swaps.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	6/21/2022	98	$17,977,589	$17,358,250	$(619,339)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Independent Energy	$—	$119,994,666	$1,563,396	(a)	$121,558,062
Property & Casualty Insurance	—	9,920,258	1,501,200	(a)	11,421,458
All Other Non-Convertible Bonds*	—	3,132,471,146	—		3,132,471,146

Total Non-Convertible Bonds	—	3,262,386,070	3,064,596		3,265,450,666

Convertible Bonds*	—	296,846,604	—		296,846,604
Municipals*	—	67,315,826	—		67,315,826

Total Bonds and Notes	—	3,626,548,500	3,064,596		3,629,613,096

Senior Loans*	—	23,452,943	—		23,452,943
Collateralized Loan Obligations	—	137,608,600	—		137,608,600
Common Stocks
Software	12,950,253	166,376	—		13,116,629
All Other Common Stocks*	483,607,808	—	—		483,607,808

Total Common Stocks	496,558,061	166,376	—		496,724,437

Preferred Stocks
Convertible Preferred Stocks
Wireless	—	19,960,730	—		19,960,730
All Other Convertible Preferred Stocks*	45,482,076	—	—		45,482,076

Total Convertible Preferred Stocks	45,482,076	19,960,730	—		65,442,806

Non-Convertible Preferred Stocks
REITs - Office Property	—	1,995,000	—		1,995,000
REITs - Warehouse/Industrials	—	7,552,480	—		7,552,480
All Other Non-Convertible Preferred Stocks*	4,532,796	—	—		4,532,796

Total Non-Convertible Preferred Stocks	4,532,796	9,547,480	—		14,080,276

Total Preferred Stocks	50,014,872	29,508,210	—		79,523,082

Closed-End Investment Companies	2,702,831	—	—		2,702,831
Short-Term Investments	—	63,237,627	—		63,237,627

Total	$549,275,764	$3,880,522,256	$3,064,596		$4,432,862,616

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	$—	$(1,761,139)	$—	$(1,761,139)
Futures Contracts (unrealized depreciation)	(619,339)	—	—	(619,339)

Total	$(619,339)	$(1,761,139)	$—	$(2,380,478)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2021 and/or March 31, 2022:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2022
Bonds and Notes
Non-Convertible Bonds
Independent Energy	$1,832,190	$63,147	$—	$(331,941)	$—	$—	$—	$—	$1,563,396	$(331,941)
Property & Casualty Insurance	1,501,200	17,214	—	(17,214)	—	—	—	—	1,501,200	(17,214)

Total	$3,333,390	$80,361	$—	$(349,155)	$—	$—	$—	$—	$3,064,596	$(349,155)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts and swap agreements.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. The Fund may also use credit default swaps, as a protection seller, to gain investment exposure. As of March 31, 2022, the Fund engaged in credit default swap agreements (as a protection seller) to gain investment exposure.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. As of March 31, 2022, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of March 31, 2022:

Assets	Swap agreements at value
Exchange-traded/cleared asset derivatives
Credit contracts	$9,037,776

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded/cleared liability derivatives
Interest rate contracts	$(619,339)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of March 31, 2022:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$55,518,497	$55,518,497

Industry Summary at March 31, 2022 (Unaudited)

Treasuries	17.0%
Cable Satellite	8.1
Finance Companies	4.6
Pharmaceuticals	3.8
ABS Home Equity	3.3
Wireless	3.2
Independent Energy	3.0
Metals & Mining	2.7
Banking	2.5
Technology	2.5
Consumer Cyclical Services	2.3
Airlines	2.2
Food & Beverage	2.1
Other Investments, less than 2% each	36.2
Collateralized Loan Obligations	3.0
Short-Term Investments	1.4
Closed-End Investment Companies	0.1

Total Investments	98.0
Other assets less liabilities (including swap agreements and futures contracts)	2.0

Net Assets	100.0%